Variable Interest Entities	12 Months Ended
Dec. 31, 2017
Variable Interest Entities
Variable Interest Entities
Variable Interest Entities

CONSOLIDATED VIES

As part of our overall funding strategy and as part of our efforts to support our liquidity from sources other than our traditional capital market sources, we have transferred certain finance receivables to VIEs for asset-backed financing transactions, including securitization and conduit transactions. We have determined that SFC or OMFH is the primary beneficiary of these VIEs and, as a result, we include each VIE’s assets, including any finance receivables securing the VIE’s debt obligations, and related liabilities in our consolidated financial statements and each VIE’s asset-backed debt obligations are accounted for as secured borrowings. SFC or OMFH is deemed to be the primary beneficiary of each VIE because SFC or OMFH, as applicable, has the ability to direct the activities of the VIE that most significantly impact its economic performance, including the losses it absorbs and its right to receive economic benefits that are potentially significant. Such ability arises from SFC’s or OMFH’s and their affiliates’ contractual right to service the finance receivables securing the VIEs’ debt obligations. To the extent we retain any debt obligation or residual interest in an asset-backed financing facility, we are exposed to potentially significant losses and potentially significant returns.

The asset-backed debt obligations issued by the VIEs are supported by the expected cash flows from the underlying finance receivables securing such debt obligations. Cash inflows from these finance receivables are distributed to repay the debt obligations and related service providers in accordance with each transaction’s contractual priority of payments, referred to as the “waterfall.” The holders of the asset-backed debt obligations have no recourse to the Company if the cash flows from the underlying finance receivables securing such debt obligations are not sufficient to pay all principal and interest on the asset-backed debt obligations. With respect to any asset-backed financing transaction that has multiple classes of debt obligations, substantially all cash inflows will be directed to the senior debt obligations until fully repaid and, thereafter, to the subordinate debt obligations on a sequential basis. We retain an interest and credit risk in these financing transactions through our ownership of the residual interest in each VIE and, in some cases, the most subordinate class of debt obligations issued by the VIE, which are the first to absorb credit losses on the finance receivables securing the debt obligations. In addition, with respect to each financing transaction that is subject to the risk retention requirements of Section 941 of the Dodd-Frank Act, we retain at least 5% of the balance of each class of debt obligations and at least 5% of the residual interest in each VIE which, collectively, represents 5% of the economic interest in the credit risk of the securitized assets in satisfaction of the risk retention requirements. We expect that any credit losses in the pools of finance receivables securing the asset-backed debt obligations will likely be limited to our retained interests described above. We have no obligation to repurchase or replace qualified finance receivables that subsequently become delinquent or are otherwise in default.

We parenthetically disclose on our consolidated balance sheets the VIE’s assets that can only be used to settle the VIE’s obligations and liabilities if its creditors have no recourse against the primary beneficiary’s general credit. The carrying amounts of consolidated VIE assets and liabilities associated with our securitization trusts were as follows:

(dollars in millions)
December 31,	2017	2016

Assets
Cash and cash equivalents	$4	$3
Finance receivables:
Personal loans	9,769	9,509
Allowance for finance receivable losses	465	501
Restricted cash and restricted cash equivalents	482	552
Other assets	20	14

Liabilities
Long-term debt	$8,688	$8,240
Other liabilities	15	16

SECURITIZED BORROWINGS

Each of our securitizations contains a revolving period ranging from one to five years during which no principal payments are required to be made on the related asset-backed notes, except for the ODART 2016-1 securitization which has no revolving period. The indentures governing our securitization borrowings contain early amortization events and events of default, that, if triggered, may result in the acceleration of the obligation to pay principal and interest on the related asset-backed notes.

Our securitized borrowings at December 31, 2017 consisted of the following:

(dollars in millions)	Issue Amount *	Current Note Amounts Outstanding *	Current Weighted Average Interest Rate	Original Revolving Period	Issue Date	Maturity Date

Consumer Securitizations:
SLFT 2015-A	$1,163	$1,163	3.47%	3 years	02/26/2015	11/2024
SLFT 2015-B	314	314	3.78%	5 years	04/07/2015	05/2028
SLFT 2016-A (a)	532	500	3.10%	2 years	12/14/2016	11/2029
SLFT 2017-A (b)	652	619	2.98%	3 years	06/28/2017	07/2030
OMFIT 2014-2	1,185	320	4.16%	2 years	07/30/2014	09/2024
OMFIT 2015-1	1,229	1,229	3.74%	3 years	02/05/2015	03/2026
OMFIT 2015-2	1,250	750	3.40%	2 years	05/21/2015	07/2025
OMFIT 2015-3	293	293	4.21%	5 years	09/29/2015	11/2028
OMFIT 2016-1 (c)	500	459	4.01%	3 years	02/10/2016	02/2029
OMFIT 2016-2 (d)	890	816	4.50%	2 years	03/23/2016	03/2028
OMFIT 2016-3 (e)	350	317	4.33%	5 years	06/07/2016	06/2031
OMFIT 2017-1 (f)	947	900	2.66%	2 years	09/06/2017	09/2032
Total consumer securitizations		7,680

Auto Securitization:
ODART 2016-1 (g)	754	188	2.91%	—	07/19/2016	Various
ODART 2017-1 (h)	300	268	2.61%	1 year	02/01/2017	Various
ODART 2017-2 (i)	605	575	2.63%	1 year	12/11/2017	Various
Total auto securitizations		1,031

Total secured structured financings		$8,711

*
Issue Amount includes the retained interest amounts as detailed below while the Current Note Amounts Outstanding balances include pay-downs subsequent to note issuance and exclude retained interest amounts.

(a)	SLFT 2016-A Securitization. We initially retained $32 million of the asset-backed notes.

(b)	SLFT 2017-A Securitization. We initially retained $26 million of the Class A notes, $2 million of the Class B notes, $2 million of the Class C notes and $3 million of the Class D notes.

(c) OMFIT 2016-1 Securitization. We initially retained $86 million of the Class C and Class D notes. On May 17, 2016, $45 million of the notes represented by Class C were sold.

(d)	OMFIT 2016-2 Securitization. We initially retained $157 million of the Class C and Class D notes. On July 25, 2016, $83 million of the notes represented by Class C were sold.

(e)	OMFIT 2016-3 Securitization. We initially retained $33 million of the Class D notes.

(f)
OMFIT 2017-1 Securitization. We initially retained $30 million of the Class A-1 notes, $6 million of the Class A-2 notes, $3 million of the Class B notes, $3 million of the Class C notes and $5 million of the Class D notes.

(g)
ODART 2016-1 Securitization. The maturity dates of the notes occur in January 2021 for the Class A notes, May 2021 for the Class B notes, September 2021 for the Class C notes and February 2023 for the Class D notes. We initially retained $54 million of the Class D notes.

(h)
ODART 2017-1 Securitization. The maturity dates of the notes occur in October 2020 for the Class A notes, June 2021 for the Class B notes, August 2021 for the Class C notes, December 2021 for the Class D notes, and January 2025 for the Class E notes. We initially retained $11 million of the Class A notes, $1 million of each of the Class B, Class C, and Class D notes, and the entire $18 million of the Class E notes.

(i)
ODART 2017-2 Securitization. The maturity dates of the notes occur in December 2021 for the Class A notes, November 2023 for the Class B notes, July 2024 for the Class C notes, October 2024 for the Class D notes, and November 2025 for the Class E notes. We initially retained $19 million of the Class A notes, $4 million of the Class B notes, $3 million of the Class C notes, $2 million of the Class D notes and $2 million of the Class E notes.

Call of 2014-A Notes. On February 15, 2017, we exercised our right to redeem the 2014-A Notes for a redemption price of $188 million, which excluded $33 million for the Class D Notes owned by Twenty First Street Funding, LLC, a wholly owned subsidiary of SFC, on February 15, 2017, the date of the optional redemption. The outstanding principal balance of the asset-backed notes was $221 million on the date of the optional redemption.

Call of 2014-1 Notes. On November 20, 2017, we exercised our right to redeem the 2014-1 Notes for a redemption price of $81 million. The outstanding principal balance of the asset-backed notes was $81 million on the date of the optional redemption.

REVOLVING CONDUIT FACILITIES

As of December 31, 2017, our borrowings under conduit facilities consisted of the following:

(dollar in millions)	Note Maximum Balance	Amount Drawn	Revolving Period End	Backed by Loans Acquired from Subsidiaries of	Due and Payable (a)

First Avenue Funding, LLC	$250	$—	June 2018	SFC - auto loans	(b)
Seine River Funding, LLC	500	—	December 2019	SFC - personal loans	December 2022
OneMain Financial B6 Warehouse Trust	600	—	February 2019	OMFH - personal loans	February 2021
Rocky River Funding, LLC	250	—	September 2019	OMFH - personal loans	October 2020
OneMain Financial Funding VII, LLC	650	—	October 2019	OMFH - personal loans	November 2021
Thur River Funding, LLC	350	—	June 2020	SFC - personal loans	February 2027
OneMain Financial Funding IX, LLC	600	—	June 2020	OMFH - personal loans	July 2021
Mystic River Funding, LLC	850	—	September 2020	SFC - personal loans	October 2023
Fourth Avenue Auto Funding, LLC	250	—	September 2020	SFC - auto loans	October 2021
OneMain Financial Auto Funding I, LLC	750	—	October 2020	OMFH - auto loans	November 2027
Total	$5,050	$—

(a)
The date following the revolving period, that the principal balance of the outstanding loans, if any, will be reduced as cash payments are received on the underlying loans and will be due and payable in full.

(b)
For First Avenue Funding, LLC, principal amount of the notes, if any, will be reduced as cash payments are received on the underlying direct auto loans and will be due and payable in full 12 months following the maturity of the last direct auto loan held by First Avenue Funding, LLC.

During the 2017 period we voluntarily terminated the following conduit facilities concurrently with the execution of certain conduit facilities set forth in the table above:

Termination Date

Midbrook 2013-VFN1 Trust	4/13/2017
OneMain Financial B5 Warehouse Trust	4/13/2017
Sumner Brook 2013-VFN1 Trust	6/29/2017
Whitford Brook 2014-VFN1 Trust	7/14/2017
OneMain Financial B3 Warehouse Trust	7/14/2017
Springleaf 2013-VFN1 Trust	9/28/2017
Second Avenue Funding LLC	9/29/2017
OneMain Financial B4 Warehouse Trust	11/8/2017

VIE INTEREST EXPENSE

Other than our retained interest in certain debt obligations issued by VIEs and residual interests in the remaining consolidated VIEs, we are under no obligation, either contractually or implicitly, to provide financial support to these entities. Consolidated interest expense related to our VIEs totaled $323 million in 2017, $341 million in 2016, and $216 million in 2015.

DECONSOLIDATED VIES

As a result of the SpringCastle Interests Sale on March 31, 2016, we deconsolidated the securitization trust holding the underlying loans of the SpringCastle Portfolio and previously issued securitized interests, which were reported in long-term debt.